John Deere Owner Trust 2023-B				EXHIBIT 99.2
Statement to Certificateholders

$340,000,000 Class A-1 5.54700% Asset Backed Notes due July 15, 2024
$450,000,000 Class A-2 5.59% Asset Backed Notes due June 15, 2026
$450,000,000 Class A-3 5.18% Asset Backed Notes due March 15, 2028
$88,800,000 Class A-4 5.11% Asset Backed Notes due May 15, 2030
$34,090,586 Overcollateralization

Payment Date:				15-Aug-24

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$32,326,335.18
		per $1,000 original principal amount:		$71.84

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$32,326,335.18

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$1,231,005.54
			per $1,000 original principal amount:	$2.74

		(iii)	Class A-3 Notes:	$1,942,500.00
			per $1,000 original principal amount:	$4.32

		(iv)	Class A-4 Notes:	$378,140.00
			per $1,000 original principal amount:	$4.26

		(v)	Total:	$3,551,645.54

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$844,459,212.81

	(b)	Note Value at end of related Collection Period:		$804,823,043.73

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$34,090,586.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$231,932,457.44
		(ii)	A-2 Note Pool Factor:	0.5154055

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$450,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$88,800,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$733,477.88
		(i) per $1,000 original principal amount:	$0.50
	(b)	Amount of Servicing Fee earned:	$733,477.88
	(c)	Amount of Servicing Fee paid:	$733,477.88
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,476,456.20

(11)	(i)	Amount in Reserve Account:	$13,628,905.86
	(ii)	Specified Reserve Account Balance:	$13,628,905.86

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$15,190,072.87
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.80%

(13)	(i)	Aggregate amount of net losses for the collection period:	$709,824.19
	(ii)	Cumulative amount of net losses:	$2,707,277.03
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.18%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$545,280.70
		(ii) % of Pool Balance:	0.06%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%